SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
SUBSEQUENT EVENTS
NOTE 14 - SUBSEQUENT EVENTS

We have evaluated events subsequent to the period ended September 30, 3030 through November 17, 2020.

On October 1, 2020, the Company issued 8,854,782 common shares to a note holder upon the conversion of $75,000 of indebtedness owed. The common stock issued in the transaction were issued pursuant to the exemption for registration contained in Section 4(a)(2) of the Securities Act of 1933.

As reported on Form 8-K on October 27, 2020, on October 22, 2020 Kevin Hagen resigned as Chief Executive Officer, President and a director of PotNetwork Holdings, Inc. (the “Company”). Mr. Hagen will retain his position as President of First Capital Venture Co., a subsidiary of the Company. Mr. Hagen’s resignation was not the result any disagreement with the Board of Directors of the Registrant with respect to its operations, policies or practices. He continues to be a significant shareholder of the Registrant.

On October 22, 2020, Lee Lefkowitz was appointed as Chief Executive Officer, President and a director of the Company. At this time, the Company has not entered into an employment agreement with Mr. Lefkowitz.

Lee Lefkowitz, age 50, CEO, President, Director. For much of his career Mr. Lefkowitz has been a serial entrepreneur owning and operating his own businesses. Most recently he has invested in and co-founded All Natural Way Corp. and B2H LLC, companies operating in areas of CBD business that POTN does not. He also was an early investor in several other startup companies. Prior to 2015 he worked as an accountant, focusing on both domestic and international corporate accounts. Mr. Lefkowitz, in addition, has considerable experience managing multi-faceted accounting functions, and in the private sector has overseen and administered an over $10 million annual budget. He holds a BA in Psychology for the State University of New York as well as an AAS in Business Administration.

On November 1, 2020, Murugan Venkat, Chief Financial Officer of the Company resigned due to other business commitments. As a result, Mr. Lefkowitz, CEO, assumed the responsibilities of the Chief Financial Officer position.

On February 6, 2020 the Company issued 27,000,000 common shares to a note holder upon the conversion of $81,000 of indebtedness owed. The common stock issued in the transaction were issued pursuant to the exemption for registration contained in Section 4(a)(2) of the Securities Act of 1933.

First Capital Venture Co. VS T1 Payments, LLC et al., Case No. CACE-20-006914, UCN 062020CA006914AXXXCE, 17th Judicial Circuit in and Broward County, Florida. On April 22, 2020, First Capital Venture, a subsidiary of the Company filed a lawsuit against its previous merchant processor seeking the return of $649,311.73 being held by the merchant processor and for damages related to the processor ceasing to accept MasterCard payments from the Company’s customers for the Company’s products. T1 Payments has filed a motion to dismiss that has not yet been heard by the Court and the litigation remains in its early stages.

On June 16, 2020, the Board of Directors approved the Company’s subsidiary, First Capital Venture, entering into a Disaster Relief Loan from the US Small Business Administration in the amount of $150,000. The loan is secured by a security interest in all the assets of First Capital Venture and is for working capital purposes.

On July 8, 2020 the Company issued 24,000,000 common shares to a note holder upon the conversion of $72,000 of indebtedness owed. The common stock issued in the transaction were issued pursuant to the exemption for registration contained in Section 4(a)(2) of the Securities Act of 1933.